VARIABLE INTEREST ENTITIES ("VIE")	12 Months Ended
Dec. 31, 2018
VARIABLE INTEREST ENTITIES [Abstract]
VARIABLE INTEREST ENTITIES (VIE)

5.	VARIABLE INTEREST ENTITIES ("VIEs")

As of December 31, 2018, we leased eight vessels (December 31, 2017: seven vessels) from VIEs as part of sale and leaseback agreements, of which four were with ICBC Finance Leasing Co. Ltd, or ICBCL; one with a subsidiary of China Merchants Bank Co. Ltd, or CMBL; one with CCB Financial Leasing Corporation Limited, or CCBFL; one with a COSCO Shipping entity, or COSCO and one with a China State Shipbuilding Corporation entity, or CSSC.

ICBCL Lessor VIEs
Commencing in October 2014, we sold the Golar Glacier, followed by the remaining three newbuilds (the Golar Kelvin, Golar Snow and Golar Ice) to ICBCL entities in the first quarter of 2015. The vessels were simultaneously leased back on bareboat charters for a term of ten years. We have several options to repurchase the vessels at fixed pre-determined amounts during the charter periods with the earliest date from the fifth year anniversary of commencement of the bareboat charter, and an obligation to purchase the assets at the end of the ten year lease period.

CMBL Lessor VIE
In November 2015, we sold the Golar Tundra to a CMBL entity and subsequently leased back the vessel on a bareboat charter for a term of ten years. We have options to repurchase the vessel throughout the charter term at fixed pre-determined amounts, commencing from the third year anniversary of the commencement of the bareboat charter, with an obligation to repurchase the vessel at the end of the ten year lease period.

CCBFL Lessor VIE
In March 2016, we sold the Golar Seal to a CCBFL entity and subsequently leased back the vessel on a bareboat charter for a term of ten years. We have options to repurchase the vessel throughout the charter term at fixed pre-determined amounts, commencing from the fifth year anniversary of the commencement of the bareboat charter, with an obligation to repurchase the vessel at the end of the ten year lease period.

COSCO Lessor VIE
In March 2017, we sold the Golar Crystal to a COSCO entity and subsequently leased back the vessel on a bareboat charter for a term of ten years. We have options to repurchase the vessel throughout the charter term at fixed pre-determined amounts, commencing from the third year anniversary of the commencement of the bareboat charter, with an obligation to repurchase the vessel at the end of the ten year lease period.

CSSC Lessor VIE
In June 2018, we sold the Hilli to a CSSC entity and subsequently leased back the vessel on a bareboat charter for a term of ten years. We have options to repurchase the vessel throughout the charter term at fixed pre-determined amounts, commencing from the fifth year anniversary of the commencement of the bareboat charter, with an obligation to repurchase the vessel at the end of the ten year lease period.

While we do not hold any equity investments in the above SPVs, we have determined that we have a variable interest in these SPVs and that these lessor entities, that own the vessels, are VIEs. Based on our evaluation of the agreements, we have concluded that we are the primary beneficiary of these VIEs and, accordingly, these VIEs are consolidated into our financial results. We did not record any gains or losses from the sale of these vessels as they continued to be reported as vessels at their original costs in our consolidated financial statements at the time of each transaction. Similarly, the effect of the bareboat charter arrangement is eliminated upon consolidation of the SPV. The equity attributable to ICBCL, CMBL, CCBFL, COSCO and CSSC in their respective VIEs are included in non-controlling interests in our consolidated financial statements. As of December 31, 2018 and 2017, the respective vessels are reported under "Vessels and equipment, net" in our consolidated balance sheets.

The following table gives a summary of the sale and leaseback arrangements, including repurchase options and obligations as of December 31, 2018:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Date of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Glacier	October 2014	204.0	173.8	October 2019	135.1	October 2024
Golar Kelvin	January 2015	204.0	173.8	January 2020	135.1	January 2025
Golar Snow	January 2015	204.0	173.8	January 2020	135.1	January 2025
Golar Ice	February 2015	204.0	173.8	February 2020	135.1	February 2025
Golar Tundra	November 2015	254.6	168.7	November 2018 (1)	76.4	November 2025
Golar Seal	March 2016	203.0	132.8	March 2021	87.4	March 2026
Golar Crystal	March 2017	187.0	97.3	March 2020	50.6	March 2027
Hilli	June 2018	1,200.0	633.2	June 2023	300.0	June 2028

(1) We did not exercise the first repurchase option relating to the Golar Tundra.

A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of December 31, 2018, are shown below:

(in thousands of $)	2019	2020	2021	2022	2023	2024+
Golar Glacier	17,100	17,147	17,100	17,100	17,100	12,884
Golar Kelvin	17,100	17,147	17,100	17,100	17,100	15,695
Golar Snow	17,100	17,147	17,100	17,100	17,100	15,695
Golar Ice	17,100	17,147	17,100	17,100	17,100	18,599
Golar Tundra (1)(2)	22,437	21,548	20,610	19,697	18,784	32,079
Golar Seal (2)	13,754	13,717	13,717	13,717	13,754	27,433
Golar Crystal (1)	12,441	12,335	12,175	12,050	11,907	37,601
Hilli (1)	128,418	123,526	118,800	114,075	109,463	412,055

(1) The payment obligations relating to the Golar Tundra, Golar Crystal and Hilli above include variable rental payments due under the lease based on an assumed LIBOR plus a margin.
(2) The payment obligations relating to the Golar Tundra and the Golar Seal above have been prepared on the assumption that we are able to secure a replacement charter for these two vessels, to ensure continuation of these financing arrangements. Refer to note 1 for further details.

The assets and liabilities of the lessor VIEs that most significantly impact our consolidated balance sheets as of December 31, 2018 and 2017, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	Golar Seal	Golar Crystal	Hilli	2018	2017
Assets									Total	Total
Restricted cash and short-term deposits (see note 14)	21,170	71,924	19,294	8	—	3,405	3,186	57,441	176,428	130,063

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	39,319	182,540	30,404	117,888	121,741	—	5,741	148,880	646,513	833,664
Long-term interest bearing debt - non-current portion (1)	114,093	—	123,267	—	—	123,524	90,790	749,100	1,200,774	252,691
	153,412	182,540	153,671	117,888	121,741	123,524	96,531	897,980	1,847,287	1,086,355
(1) Where applicable, these balances are net of deferred finance charges (see note 20).

The most significant impact of the lessor VIEs operations on our consolidated statements of income is interest expense of $61.5 million, $37.4 million and $44.1 million for the years ended December 31, 2018, 2017 and 2016, respectively. The most significant impact of the lessor VIEs cash flows on our consolidated statements of cash flows is net cash received in financing activities of $761.2 million, $51.5 million and $154.2 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Subsequent to the sale of common units in Golar Hilli LLC (see note 6 for further information), we have retained sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the Hilli. Accordingly, management have concluded Hilli LLC is a VIE and that we are the primary beneficiary. The assets and liabilities of Hilli LLC that most significantly impact our consolidated balance sheet as of December 31, 2018, are as follows:

(in thousands of $)	Hilli LLC (2)
Assets
Cash and short-term deposits	85,238
Restricted cash and short-term deposits	57,441
Vessels and equipment, net	1,301,279
Other non-current assets	91,431
1,535,389

Liabilities
Current portion of long-term debt and short-term debt (1)	148,880
Long-term interest bearing debt - non-current portion (1)	749,100
897,980
(1) Where applicable, these balances are net of deferred finance charges.
(2) As Hilli LLC is the primary beneficiary of the Hilli Lessor VIE (see above) the Hilli LLC balances include the Hilli Lessor VIE.

The most significant impact of Hilli LLC VIE's operations on our consolidated statements of operations is liquefaction services revenue of $127.6 million and realized and unrealized gain on oil derivative instrument of $16.8 million for the period July 12, 2018 to December 31, 2018. The most significant impact of lessor VIE's cash flows on our consolidated statements of cash flows is net payments of $30.3 million in financing activities for the period July 12, 2018 to December 31, 2018.